UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First Trust Bank, Ltd.
Address:          P.O. Box N-7776
                  Lyford Cay, Nassau, Bahamas


Form 13F File Number: 028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Betty A. Roberts
Title:           Chief Executive Officer
Phone:           (242) 362-4904


Signature, Place, and Date of Signing:

 /s/ Betty A. Roberts                   Nassau, Bahamas                11/6/07
-----------------------------           ------------------             -------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-06762                Bay Harbour Management, LC
28-11091                Hillman Capital Management, Inc.
28-10856                Riverside Advisors, LLC
28-1399                 Southeastern Asset Management, Inc.
28-7494                 Steinberg Global Asset Management, Ltd.
28-05601                Thomas White International, Ltd.
28-12440                Thunderstorm Capital, LLC
28-10411                Aegis Financial Corp.


Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings managed on behalf of this Manager.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      13
                                                  -----------------------

Form 13F Information Table Value Total:              $  180,926 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                     First Trust Bank, Ltd.

                   Name of Reporting Manager
                  Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment  Other         Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion  Managers      Sole    Shared  None

ABER DIAMOND CORP             COM       002893105     5,675        145,000     SH        SOLE               145,000
BARRICK GOLD CORP             COM       067901108     6,442        160,000     SH        SOLE               160,000
BERKSHIRE HATHAWAY INC. DEL   CL A      084670108     7,585             64     SH        SOLE                    64
CAPITALSOURCE INC             COM       14055X102     8,723        430,960     SH        SOLE               430,960
CAREER EDUCATION CORP         COM       141665109    62,138      2,220,000     SH        SOLE             2,220,000
INFOSYS TECHNOLOGIES        SPONSORED
    LTD                       ADR       456788108     5,226        108,000     SH        SOLE               108,000
ISHARES INC                   MSCI
                              JAPAN     464286848     8,547        596,000     SH        SOLE               596,000
ISHARES INC                   MSCI
                            SINGAPORE   464286673    39,258      2,649,000     SH        SOLE             2,649,000
MAXIM INTEGRATED
    PRODUCTS INC              COM       57772K101     8,218        280,000     SH        SOLE               280,000
NEW YORK COMMUNITY
    BANCORP                   COM       649445103     3,660        192,118     SH        SOLE               192,118
PAYCHEX INC                   COM       704326107     4,464        108,890     SH        SOLE               108,890
SADIA SA                     SP ADR
                             PFD 30     786326108    13,869        249,000     SH        SOLE               249,000
TAIWAN SEMICONDUCTOR
     MFG LTD               SPONSORED
                             ADR        874039100     7,121        703,692     SH        SOLE               703,692